Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

12. Leases

The following table provides information about the Company’s right-of-use assets:

(in thousands)
Balance at January 1, 2020	$414
Additions	182
Depreciation charges	(251)
Foreign currency exchange difference	37
Balance at December 31, 2020	382
Additions	382
Depreciation charges	(227)
Foreign currency exchange difference	(36)
Balance at December 31, 2021	$501

The following table provides information about the maturities of the Company’s lease liabilities at December 31, 2021:

(in thousands)
2022	$327
2023	193
2024	129
2025	43
Total lease commitments	692
Less: imputed lease interest	(111)
Total lease liabilities	$581
Current portion	$261
Non-current portion	$320

The average incremental borrowing rate applied to the lease liabilities was 15.78% and 15.6% during the years ended December 31, 2021 and 2020.

Cash outflows related to leases during the years ended December 31, 2021, 2020 and 2019 were $0.3 million, $0.2 million and $0.2 million, respectively.